Cover	Sep. 21, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 21, 2026
Entity File Number	001-10308
Entity Registrant Name	Avis Budget Group, Inc.
Entity Central Index Key	0000723612
Entity Tax Identification Number	06-0918165
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	379 Interpace Parkway
Entity Address, City or Town	Parsippany
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07054
City Area Code	973
Local Phone Number	496-4700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	CAR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false